Common Stock - Additional Information (Detail) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended
	Oct. 29, 2013	Feb. 25, 2013	Oct. 29, 2013	Dec. 31, 2014	Oct. 14, 2014	Apr. 14, 2014	Nov. 26, 2013	Feb. 15, 2013
Class of Stock [Line Items]
Common stock subscribed, value								$ 75,000,000
Common stock issued, shares		7,500,000
Stock split				The number of shares of common stock outstanding reflects a 3-for-1 stock split that was effected on October 29, 2013.
Common stock, split ratio	3		3
Effect of diluted shares				147,076
Unvested, number of shares				223,055
Officers And Employees
Class of Stock [Line Items]
Granted, number of shares					30,000	197,055
Forfeited, number of shares				4,000
Initial Public Offering
Class of Stock [Line Items]
Common stock issued, shares							13,800,000
Common stock issued, price per share							$ 19.00
Initial Public Offering | Underwriters Option To Purchase Units
Class of Stock [Line Items]
Common stock issued, shares							1,800,000
Initial Public Offering | Company Stock
Class of Stock [Line Items]
Common stock issued, shares							9,030,000
Proceed from initial public offer							$ 156,400,000
Initial Public Offering | Selling Stockholders
Class of Stock [Line Items]
Common stock issued, shares							4,770,000